RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Oct. 31, 2011 Hebei Kaiyuan [Member]	Sep. 30, 2011 Hebei Kaiyuan [Member]	Oct. 31, 2011 Honest Best [Member] Minimum [Member]	Oct. 31, 2011 Honest Best [Member] Maximum [Member]	Oct. 31, 2011 Ruituo [Member]	Jun. 30, 2012 Ruituo [Member]	Jun. 30, 2011 Ruituo [Member]	Dec. 31, 2010 Ruituo [Member]	Jun. 30, 2012 Beiguo [Member]	Jun. 30, 2011 Beiguo [Member]
Related Party Transaction, Rate					8.20%	8.00%	3.95%	8.00%	8.00%			0.30%
Interest expense, related parties	$ 230	$ 681	$ 511	$ 1,324						$ 280	$ 0		$ 0	$ 610
Related Party Transaction, Purchases from Related Party										$ 152,979	$ 208,583		$ 0	$ 135